Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Compensation [Abstract]
Share-based compensation	$ 1,989	$ 3,054
Salaries and benefits	2,142	1,704
Professional fees		552
Key management compensation	$ 4,131	$ 5,310